Employee Benefits - Schedule of Net Periodic Benefit Cost Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Current year actuarial (gain) loss	$ 0	$ (1)	$ 3
Amortization of actuarial loss	(1)	0	(4)
Pension Benefits
Components of net periodic pension benefit cost (credit):
Service cost	15	17	17
Interest cost	87	83	85
Expected return on plan assets	(90)	(94)	(94)
Amortization of prior service (credit) cost	(3)	(3)	(3)
Amortization of actuarial loss	21	22	13
Settlements	0	1	1
Net periodic pension benefit cost (credit)	30	26	19
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Current year actuarial (gain) loss	0	(1)	3
Amortization of actuarial loss	(1)	0	(4)
Total recognized in other comprehensive income	(1)	(1)	(1)
Total recognized in net periodic benefit cost (credit) and other comprehensive income	29	25	18
Other Benefits
Components of net periodic pension benefit cost (credit):
Service cost	2	2	2
Interest cost	12	12	14
Expected return on plan assets	(12)	(12)	(12)
Amortization of prior service (credit) cost	(31)	(31)	(31)
Amortization of actuarial loss	0	0	2
Net periodic pension benefit cost (credit)	$ (29)	$ (29)	$ (25)